Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Liabilities (Details) - Recurring {Member} - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Warrant liabilities:
Warrant liabilities	$ 97	$ 52
Level 1 [Member]
Warrant liabilities:
Warrant liabilities	97	52
Level 2 [Member]
Warrant liabilities:
Warrant liabilities
Level 3 [Member]
Warrant liabilities:
Warrant liabilities